Description of Organization and Business Operations (Details) - USD ($)						12 Months Ended
	Sep. 08, 2023	Aug. 07, 2023	Jun. 09, 2023	Dec. 14, 2021	Mar. 30, 2021	Dec. 31, 2023	Dec. 29, 2023	Sep. 29, 2023	Aug. 10, 2023	Jul. 10, 2023	Jun. 15, 2023	Dec. 31, 2022	Nov. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)							$ 10.1
Offering costs				$ 20,700,000
Deferred underwriting fees				$ 10,100,000
Private placement warrants (in Shares)						1
Aggregate fair market value percentage						80.00%
Issued and outstanding percentage						50.00%
Public price per share (in Dollars per share)						$ 10.1
Aggregate public shares, percentage						15.00%
Net tangible assets						$ 5,000,001
Redemption price per share (in Dollars per share)			$ 10.37
Redemption balance in trust account						114,641,527						$ 294,395,846
Deposited in the trust account									$ 300,000	$ 300,000	$ 300,000
Business combination value	$ 200,000	$ 300,000
Interest to pay dissolution expenses, maximum						$ 100,000
Percentage of redemption public shares						100.00%
Aggregate transaction							$ 421,900,000
Anuualized earning before interest tax						$ 150,000,000
Anuualized earning before interest tax description						(i) the ratio of (x) (1) the Annualized EBITDA that is expected from such new production capacity (the “Expected Annualized EBITDA”) less (2) (A) the Threshold Annualized EBITDA plus (B) all previously Expected Annualized EBITDA amounts associated with previous new production capacities for which previous earnouts were achieved, divided by (y) $150,000,000 multiplied by (ii) $200,000,000, provided that the aggregate Expected Annualized EBITDA may not exceed $300,000,000.
Earning amount						$ 200,000,000
Outstanding share percentage						100.00%
Sponsor agreement (in Shares)						1,380,736
Aggregate interest percentage								9.80%
Percentage of issued and outstanding						2.00%
Cash						$ 59,000
Working capital deficit						$ 9,500,000
Share Based Payment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of vesting						20.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				28,750,000
Price per share (in Dollars per share)						$ 10.1
Gross proceeds						$ 290,400,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				3,750,000
Price per share (in Dollars per share)				$ 10
Gross proceeds				$ 287,500,000
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)						11,125,000
Private placement warrants (in Shares)						11,125,000
Exercise price (in Dollars per share)						$ 1
Generating proceeds amount						$ 11,100,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.0001			$ 10
Exercise price (in Dollars per share)						$ 11.5
Stockholders elected to redeem shares (in Shares)			18,141,822			18,141,822
Redemption price per share (in Dollars per share)						$ 10.37
Aggregate redemption amount			$ 188,132,132			$ 188,132,132
Shares issued redemption (in Shares)						10,608,178
Shares outstanding redemption (in Shares)						10,608,178						28,750,000
Common stock, par value (in Dollars per share)						$ 0.0001	0.0001					$ 0.0001
Price per share (in Dollars per share)						$ 10
Outstanding share percentage						72.70%
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				28,750,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price (in Dollars per share)						$ 11.5
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, shares issued (in Shares)						7,187,500						7,187,500
Common stock, shares outstanding (in Shares)						7,187,500						7,187,500
Common stock, par value (in Dollars per share)						$ 0.0001						$ 0.0001
Outstanding share percentage						76.60%
Class B Common Stock [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of ownership						80.00%
Merger Agreement [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)							0.0001
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sponsor payment						$ 25,000
Related party debt						$ 115,000
Founder Shares [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)					5,750,000
Price per share (in Dollars per share)					$ 0.0001
Common stock, shares outstanding (in Shares)													7,187,500
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)							$ 10.8
Percentage of voting power								9.80%